Summary Of Significant Accounting Policies (Summary Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Cost method investments	$ 46,072		$ 14,304
Income taxes receivable	828		2,092
Lease security deposits	3,223		2,678
Non-current restricted cash	2,477	[1]	1,040	[1]
Other	3,027		1,729
Total Other Assets	$ 55,627		$ 21,843

[1]	As of December 31, 2011, this relates primarily to holdback arrangements designated in relation to certain acquired companies during the year. As of December 31, 2010, this is primarily cash restricted as a condition to certain non-US facility leases.